Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	March 31, 2026	December 31, 2025
Computer Equipment	$459,307	$457,893
Furniture and Fixtures	195,545	184,524
Automobile	-	-
Software	13,564	13,564
Leasehold Improvements	-	-
	668,416	655,981
Less: Accumulated Depreciation	(651,555)	(649,805)
	$16,861	$6,176

Property and equipment stated at cost, less accumulated depreciation, consisted of the following at:

	December 31, 2025	December 31, 2024
Computer Equipment	$471,457	$466,397
Furniture and Fixtures	184,524	184,524
Leasehold Improvements	-	47,616
	655,981	698,537
Less: Accumulated Depreciation	(649,805)	(680,475)
	$6,176	$18,062